Financial Instruments - Summary of Interest Rate Risk (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Fair value interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 56,599,417	$ 2,015,649	$ 41,952,056
Cash flow interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	45,489,788	1,620,007	46,467,663
Financial liabilities	$ 131,715,366	$ 4,690,718	$ 169,709,237